OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Interest and valuation	$ 26,796,947	$ 16,135,745	$ 16,688,650
Long-lived assets	23,595,873	18,690,168	16,323,529
Operating Segments
OPERATING SEGMENTS
Interest and valuation	26,796,947	16,135,317	16,687,505
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	27,132,092	16,279,789	16,946,394
Long-lived assets	14,800,862	11,034,558	9,786,526
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	20,977,845	11,605,829	12,152,560
Long-lived assets	12,666,847	9,413,340	8,381,397
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	3,023,461	2,251,653	2,400,442
Long-lived assets	1,042,824	838,278	737,039
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	1,528,264	1,194,026	1,227,645
Long-lived assets	636,071	434,212	370,983
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	1,537,811	1,178,619	1,101,643
Long-lived assets	445,288	347,084	295,622
Operating Segments | Reportable Operating Segments | United States of America
OPERATING SEGMENTS
Long-lived assets	7,504
Operating Segments | Reportable Operating Segments | Puerto rico
OPERATING SEGMENTS
Interest and valuation	64,709	49,662	64,104
Long-lived assets	2,328	1,644	1,413
Operating Segments | Reportable Operating Segments | Costa Rica
OPERATING SEGMENTS
Long-lived assets			72
Operating Segments | Reportable Operating Segments | Bermuda
OPERATING SEGMENTS
Interest and valuation	2
Eliminations and translation adjustment
OPERATING SEGMENTS
Interest and valuation	(335,145)	(144,044)	(257,744)
Long-lived assets	$ 8,795,011	$ 7,655,610	$ 6,537,003